Exhibit 99.1

GM Financial Automobile Leasing Trust 2017-3

2.84% Exchange Note

Class A-1 1.35000% Asset Backed Notes

Class A-2A 1.72% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 2.01% Asset Backed Notes

Class A-4 2.12% Asset Backed Notes

Class B 2.40% Asset Backed Notes

Class C 2.73% Asset Backed Notes

Class D 2.83% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	07/01/18
End of Period:	07/31/18
Number of days in Interest Period (Actual/360):	31
Number of days in Collection Period:	31
Report Due Date:	08/16/18
Distribution Date:	08/20/18
Transaction Month:	11

2017-3				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	45,285	08/01/2017	09/20/2017	$1,090,137,186

Total	45,285			$1,090,137,186

RECONCILIATION OF 2017-3 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$904,518,548

{2} Reduction in Agg. Securitization Value due to payments				{2}	9,399,456
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	2,037,386
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	11,935,442
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	23,372,284

{7} End of period Aggregate Securitization Value					{7}	$881,146,264

{8} Pool Factor					{8}	80.828934%

RECONCILIATION OF 2017-3 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,053,000,000

{10} Beginning of period Exchange Note Balance					{10}	$867,381,362

{11} Exchange Note Principal Payment Amount					{11}	23,372,284

{12} End of period Exchange Note Balance					{12}	$844,009,078

{13} Note Pool Factor					{13}	80.152809%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$134,000,000	$200,000,000	$150,000,000	$310,000,000	$84,700,000

{15} Beginning of period Note Balance	{15}	$0	$154,930,743	$116,198,057	$310,000,000	$84,700,000

{16} Noteholders’ Principal Distributable Amount	{16}	0	13,355,591	10,016,693	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$0	$141,575,152	$106,181,364	$310,000,000	$84,700,000

{21} Note Pool Factor	{21}	0.000000%	70.787576%	70.787576%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$47,420,000	$44,100,000	$29,980,000		$1,000,200,000

{23} Beginning of period Note Balance	{23}	$47,420,000	$44,100,000	$29,980,000		$787,328,800

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		23,372,284
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		0
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$47,420,000	$44,100,000	$29,980,000		$763,956,516

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		76.380376%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance								{30}	$904,518,548

{31} Ending Designated Pool Balance							{31}	881,146,264
{32} Unpaid prior Exchange Note Principal Payment Amount							{32}	0
{33} Sum of {31} + {32}								{33}	881,146,264

{34} Exchange Note Principal Payment Amount {30} - {33}								{34}	$23,372,284

Interest calculation:

		Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}		$867,381,362	$0	2.84%	30	30/360	$2,052,803

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT
Additions:
{36} 2017-3 Designated Pool Collections (net of Liquidation Proceeds and fees)							{36}	$14,299,438
{37} Net Liquidation Proceeds collected during period							{37}	14,653,202
{38} Investment Earnings							{38}	44,578
{39} Investment Earnings - transferred to Indenture Note Collection Account							{39}	(44,578)
{40} Deposit from Servicer							{40}	0

{41} Total Additions:								{41}	28,952,640

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee							{42}	753,765
{43} To the 2017-3 Exchange Noteholder, the Exchange Note Interest Payment Amount							{43}	2,052,803
{44} To the 2017-3 Exchange Noteholder, the Exchange Note Principal Payment Amount							{44}	23,372,284
{45} To the 2017-3 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)							{45}	0
{46} To the 2017-3 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments							{46}	2,773,788

{47} Total Distributions:								{47}	$28,952,640
NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS
Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value					{48}	$904,518,548
{49} Ending Agg. Securitization Value					{49}	881,146,264
{50} Principal Distributable Amount {48} - {49}						{50}	23,372,284

{51} Noteholders’ Principal Carryover Amount						{51}	0

{52} Principal Distributable Amount + Noteholders’ Principal Carryover Amount							{52}	23,372,284

{53} Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (i) through (xiii) to the Required Pro Forma Note Balance							{53}	23,372,284

{54} Noteholders’ Principal Distributable Amount Lessor of {52} and {53}								{54}	$23,372,284

Noteholders’ Interest Distributable calculation:

	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	1.35%	31	Actual/360	$0
{56}	Class A-2A	$154,930,743	0	1.72%	30	30/360	222,068
{57}	Class A-2B	$116,198,057	0	2.32625%	31	Actual/360	232,764
{58}	Class A-3	$310,000,000	0	2.01%	30	30/360	519,250
{59}	Class A-4	$84,700,000	0	2.12%	30	30/360	149,637
{60}	Class B	$47,420,000	0	2.40%	30	30/360	94,840
{61}	Class C	$44,100,000	0	2.73%	30	30/360	100,328
{62}	Class D	$29,980,000	0	2.83%	30	30/360	70,703
RECONCILIATION OF INDENTURE COLLECTION ACCOUNT
Available Funds:
{63} 2017-3 Exchange Note Collections							{63}	$28,198,875
{64} Investment Earnings							{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account							{65}	44,578
{66} Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement							{66}	8,030
{67} Optional Purchase Price							{67}	0
{68} Indenture Section 5.4 disposition of Collateral							{68}	0
{69} Available Funds:								{69}	28,251,483

{70} Reserve Account Withdrawal Amount							{70}	0

{71} Total Distributable Funds:								{71}	28,251,483

Distributions:
{72} To the Successor Servicer, unpaid transition expenses, pro rata							{72}	0
{73} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata							{73}	417
{74} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata							{74}	208
{75} To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata							{75}	0
{76} Class A-1 Noteholders’ Interest Distributable Amount pari passu							{76}	0
{77} Class A-2A Noteholders’ Interest Distributable Amount pari passu							{77}	222,068
{78} Class A-2B Noteholders’ Interest Distributable Amount pari passu							{78}	232,764
{79} Class A-3 Noteholders’ Interest Distributable Amount pari passu							{79}	519,250
{80} Class A-4 Noteholders’ Interest Distributable Amount pari passu							{80}	149,637
{81} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{81}	0
{82} Class B Noteholders’ Interest Distributable Amount							{82}	94,840
{83} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{83}	0
{84} Class C Noteholders’ Interest Distributable Amount							{84}	100,328
{85} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{85}	0
{86} Class D Noteholders’ Interest Distributable Amount							{86}	70,703
{87} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{87}	0
{88} Noteholders’ Principal Distributable Amount							{88}	23,372,284
{89} To the Reserve Account, the Reserve Amount Required Amount							{89}	0
{90} To the Noteholders, the Accelerated Principal Amount (as calculated below)							{90}	0
{91} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata							{91}	0
{92} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata							{92}	0
{93} To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata							{93}	0
{94} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata							{94}	0
{95} To the Issuer Trust Certificateholders, the aggregate amount remaining							{95}	3,488,984

{96} Total Distributions:								{96}	$28,251,483

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account		Lesser of (I) or (II)
{97}	Class A	$665,828,800	$881,146,264	$0	$27,127,139		$0
{98}	Class B	713,248,800	881,146,264	0	27,032,299		0
{99}	Class C	757,348,800	881,146,264	0	26,931,971		0
{100}	Class D	787,328,800	881,146,264	0	26,861,268		0

	ACCELERATED PRINCIPAL AMOUNT CALCULATION

	{101} Excess Total Available Funds						{101}	$3,488,984

	{102} Beginning Note Balance				{102}	787,328,800
	{103} Principal payments through Indenture Section 8.3 (i) through (xv)				{103}	23,372,284
	{104} Pro-Forma Note Balance					{104}	763,956,516

	{105} Ending Aggregate Securitization Value				{105}	881,146,264
	{106} 10.75% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full, 9.75% Thereafter ($117,189,748)				{106}	117,189,748
	{107} Required Pro Forma Note Balance {105} - {106}					{107}	763,956,516

	{108} Excess of Pro Forma Balance minus Required Pro Forma Balance {104} - {107}						{108}	0

	{109} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance							{109}	$0

	OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
	{110} Ending Aggregate Securitization Value						{110}	$881,146,264
	{111} End of Period Note Balance						{111}	844,009,078
	{112} Overcollateralization						{112}	37,137,186
	{113} Overcollateralization %							{113}	4.21%

	Asset Backed Notes:
	{114} Ending Aggregate Securitization Value						{114}	881,146,264
	{115} End of Period Note Balance						{115}	763,956,516
	{116} Overcollateralization						{116}	117,189,748
	{117} Overcollateralization %							{117}	13.30%

	RECONCILIATION OF 2017-3 CASH RESERVE ACCOUNT
	{118} Specified Reserve Balance							{118}	$5,450,686

	{119} Beginning of Period Reserve Account balance							{119}	$5,450,686
	{120} Investment Earnings						{120}	8,030
	{121} From the Indenture Collection Account, the Reserve Account Required Amount						{121}	0
	{122} To the Indenture Collection Account, the Reserve Account Withdrawal Amount						{122}	0
	{123} Total Reserve balance available:							{123}	5,458,716

	{124} Specified Reserve Balance							{124}	5,450,686

	{125} Release Excess Cash to Indenture Collection Available Funds							{125}	8,030

	{126} End of period Reserve Account balance							{126}	$5,450,686

	ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

								Dollars	Percentage

	{127} Receivables with Scheduled Payment delinquent 61 days or more						{127}	$2,149,281	0.24%

	{128} Compliance (Trigger Violation is a Delinquency Rate Greater Than 1.40%)						{128}		Yes

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	August 15, 2018

GM Financial

GMALT 2017-3

Supplemental Monthly Data

July 31, 2018

	Aggregate Securitization Value	Residual Value
Beginning of Period	$904,518,548	$731,375,199
Change	(23,372,284)	(12,497,727)

End of Period	$881,146,264	$718,877,472
Residual Value as % of Agg. Securitization Value		81.58%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	40,505	871,913,892	98.95%
31 - 60 days	308	7,083,091	0.80%
61 - 90 days	66	1,524,763	0.17%
91 - 120 days	26	624,518	0.07%

Total	40,905	881,146,264	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	123	3,448,271	1,029	27,906,110
Standard terminations	25	447,954	169	3,130,999

Total retained by lessee	148	3,896,225	1,198	31,037,109
Returned Vehicles
Early terminations	317	5,639,306	1,603	28,222,246
Standard terminations	133	2,399,911	843	14,164,984

Total returned to dealer	450	8,039,217	2,446	42,387,230
Charged off leases / Repossessed vehicles	94	2,037,386	735	16,482,973
Repurchases	0	0	1	31,196
Other	0	0	0	0

Total terminations	692	13,972,828	4,380	89,938,508

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	2,037,386	16,482,973
less: Sales proceeds	1,286,942	13,337,312
less: Excess wear and excess mileage received	0	0
less: Other amounts received	11,039	391,475

Net Credit (Gain) Loss	739,405	2,754,186

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	7,964,708	42,112,981
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	8,660,002	44,456,467
less: Excess wear and excess mileage received	5,714	41,330
less: Other recovery amounts	38,486	245,476

Residual (Gain) Loss	(739,494)	(2,630,292)

	Current Period	Prev. Month

Prepay Speed	0.7756%	0.8429%

Return Rate based on Scheduled to Terminate(2)	149.0066%	205.5085%

Return Rate based on Terminated Leases(3)	65.0289%	70.4942%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.